Related parties - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Purchases / interest	$ 26,492	$ 48,778	$ 32,781
Sold service	76,144	384	597
Receivables	4,042	118
Payables/ borrowings	117,207	100,390
Alvogen Lux Holdings S.à r.l. – Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	7,874	9,754	11,968
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	0	0
ATP Holdings ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	125	4,926	9,193
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	125	0
Aztiq Consulting ehf. – Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	234	192	178
Sold service	32	0	69
Receivables	5	0
Payables/ borrowings	0	2
Flóki-Art ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	0	52	88
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	430	410
Alvogen Iceland ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	5	25	19
Sold service	0	0	1
Receivables	0	0
Payables/ borrowings	0	0
Alvogen ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	0	0	0
Sold service	18	132	152
Receivables	0	18
Payables/ borrowings	0	0
Alvogen UK - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	120	233	273
Sold service	0	0	0
Receivables		0
Payables/ borrowings	28	76
Alvogen Finance B.V. - Sister Company
Disclosure of transactions between related parties [line items]
Purchases / interest	415	565	3,382
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	0	0
Lotus Pharmaceuticals Co. Ltd. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	1		0
Sold service	0		29
Receivables	0
Payables/ borrowings	0
Alvogen Inc. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	37	355	305
Sold service	71,003	0	0
Receivables	0	3
Payables/ borrowings	656	619
Milestone revenue	71,000
Milestone revenue, portion collected	15,000
Adalvo Limited - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	738	265	402
Sold service	235	220	189
Receivables		97
Payables/ borrowings	0	149
Klettagarðar 6 ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	1,303
Sold service	4,856
Receivables	4,037
Payables/ borrowings	2,923
L41 ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	39	53
Sold service	0	0
Receivables	0	0
Payables/ borrowings	6	0
Flóki Invest ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	838	696
Sold service	0	32
Receivables	0	0
Payables/ borrowings	276	60
Alvogen Malta Sh. Services - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	13
Sold service	0
Receivables	0
Payables/ borrowings	0
Alvogen Spain SL - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	0	0	14
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	16	14
Norwich Clinical Services Ltd - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	1,552	906	642
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	605	177
Hlíðarvegur 20 ehf.
Disclosure of transactions between related parties [line items]
Purchases / interest	38
Sold service	0
Receivables	0
Payables/ borrowings	0
Fasteignafélagið Eyjólfur ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	10,520		3,807
Sold service	0		102
Receivables	0
Payables/ borrowings	96,304
Flóki fasteignir ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	2,640	2,300	1,682
Sold service	0	0	0
Receivables	0	0
Payables/ borrowings	$ 15,838	10,937
Aztiq Fjárfestingar ehf. – Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		0
Sold service		0
Receivables		0
Payables/ borrowings		0
Fasteignafélagið Eyjólfur ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		28,456
Sold service		0
Receivables		0
Payables/ borrowings		$ 87,946
Lotus International Pte. Ltd. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest			0
Sold service			2
Alvogen Emerging Markets - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest			108
Sold service			0
Adalvo UK - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest			0
Sold service			49
Flóki Invest ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest			680
Sold service			4
Floki Holdings S.à r.l. – Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest			40
Sold service			$ 0